CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net revenue	$ 8,108	$ 6,585	$ 4,851
Cost of revenue	5,869	5,572	5,563
Gross profit (loss)	2,239	1,013	(712)
Research and development expenses	482	478	476
Selling, general and administrative expenses	496	595	445
Restructuring charges	94	0	0
Operating expenses	1,072	1,073	921
Impairment charges	0	0	23
Other operating expenses	0	0	23
Income (loss) from operations	1,167	(60)	(1,656)
Finance income	51	6	3
Finance expenses	(111)	(114)	(154)
Gain on sale of East Fishkill (“EFK”) business	403	0	0
Other income (expense), net	22	(8)	442
Income (loss) before income taxes	1,532	(176)	(1,365)
Income tax (expense) benefit	(86)	(78)	12
Net income (loss) for the year	1,446	(254)	(1,353)
Attributable to:
Shareholder of GLOBALFOUNDRIES INC.	1,448	(250)	(1,350)
Non-controlling interest	(2)	(4)	(3)
Net income (loss) for the year	$ 1,446	$ (254)	$ (1,353)
Net income (loss) per share attributable to the equity holders of the Company:
Basic weighted average common shares outstanding (in shares)	539	506	500
Diluted weighted average common shares outstanding (in shares)	552	506	500
Basic loss per share (in USD per share)	$ 2.69	$ (0.49)	$ (2.70)
Diluted loss per share (in USD per share)	$ 2.62	$ (0.49)	$ (2.70)